Financing receivables, net (Allowance For Financing Receivables) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Balance at the beginning of the year	$ (18,556)	$ (20,317)
Balance at the end of the year	(18,213)	(18,556)
Adoption of ASC326 | Adjustment
Addition for the year	$ 343	$ 1,761